Bank borrowings - Maturity of bank borrowings (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Maturity of bank borrowings
Between 2 to 3 years	$ 747
Between 3 to 4 years	996
Between 4 to 5 years	996
Beyond 5 years	$ 17,185